Investment Property - Summary of Changes in Investment Property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in investment property [abstract]
Book value at beginning of period	₩ 27,911	₩ 32,995
Transfer	(5,331)
Depreciation	(4,558)	(5,084)
Others	9
Book value at end of period	₩ 18,031	₩ 27,911